Goodwill and impairment review of goodwill - Disclosure of goodwill by segment (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 11,960	$ 12,373	$ 12,480
gas & low carbon energy
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,232	2,147
Amount by which unit's recoverable amount exceeds its carrying amount	12,971	3,991
oil production & operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,925	5,464
Amount by which unit's recoverable amount exceeds its carrying amount	36,045	32,438
customers & products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,740	4,697
customers & products | Castrol
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,524	2,837
customers & products | US fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	606	606
customers & products | European fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	815	862
customers & products | Other Products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	795	392
other businesses & corporate
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 63	$ 65